Ecofin Tax-Advantaged Social Impact Fund
Schedule of Investments December 31, 2022 (Unaudited)

	Principal Amount	Fair Value
Corporate Notes - 2.4%(1)
MBS SPV I LLC
6.000%, 03/01/2026 (2)
(Cost $4,000,000)	$4,000,000	$3,701,601

Mortgage Backed Securities - 5.1%(1)
FREMF 2017-KF29 Mortgage Trust
7.692% (1 Month LIBOR USD + 3.550%), 02/25/2024 (2)	1,462,775	1,465,503
FREMF 2017-KF31 Mortgage Trust
7.042% (1 Month LIBOR USD + 2.900%), 04/25/2024 (2)	1,679,833	1,678,162
GPMT LTD 2021-FL3
6.289% (1 Month LIBOR USD + 1.950%), 07/16/2035 (2)	1,000,000	978,407
JP Morgan Wealth Management 2020-ATR1 A-4
3.000%, 02/25/2050 (2)	95,039	92,425
XCAL 2019-IL-1 Mortgage Trust A
6.456% (1 Month LIBOR USD + 2.370%), 05/15/2023 (2)	1,724,347	1,706,298
XCALI 2020-2 Mortgage Trust
6.120% (1 Month LIBOR USD + 2.000%), 02/15/2023 (2)	2,000,000	1,991,640
Total Mortgage Backed Securities
(Cost $7,961,210)		7,912,435

Municipal Bonds - 82.4%(1)
Arizona - 16.4%(1)
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
6.400%, 02/01/2026 (2)	21,660,000	21,480,655
Arizona Industrial Development Authority
(Obligor: Dove Mountain Senior Living)
9.650%, 02/01/2026 (2)	3,095,000	3,069,993
Maricopa County Industrial Development Authority
(Obligor: New Learning Ventures)
6.750%, 07/01/2033	944,000	872,783
		25,423,431
California - 0.4%(1)
El Monte Calif Public Financing Authority
3.850%, 06/01/2038	895,000	691,191
Colorado - 3.0%(1)
Colorado Educational & Cultural Facilities Authority
(Obligor: Ability Connection Colorado)
7.500%, 12/15/2030 (2)	5,350,000	4,706,876
Florida - 17.7%(1)
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
0.000%, 11/15/2025 (2)(4)(5)(7)	8,250,000	5,249,377
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
0.000%, 11/15/2025 (2)(4)(5)(7)	550,000	349,958
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
0.000%, 11/15/2025 (2)(4)(5)(7)	8,425,000	4,860,028
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
0.000%, 11/15/2025 (2)(4)(5)(7)	485,000	279,776
Florida Development Finance Corp.
(Obligor: Academir Charter School)
7.000%, 08/01/2032 (2)	1,500,000	1,464,085
Florida Development Finance Corp.
(Obligor: The Athenian Academy)
4.880%, 07/01/2049 (2)(6)	15,925,000	15,168,562
		27,371,786
Illinois - 6.6%(1)
Illinois Finance Authority
(Obligor: Uhlich Children's Advantage Network)
3.670%, 05/01/2036 (3)	1,235,000	1,235,000
Illinois Finance Authority
(Obligor: WBEZ Alliance Inc. Project)
3.660%, 10/01/2040 (3)	1,845,000	1,845,000
Illinois Housing Development Authority
(Obligor: Alden Gardens Bloomingdale)
3.670%, 09/01/2043 (3)	7,100,000	7,100,000
		10,180,000
Minnesota - 0.8%(1)
City of Bloomington MN
(Obligor: Presbyterian Homes)
3.650%, 07/01/2038 (3)	1,230,000	1,230,000
New Hampshire - 3.2%(1)
New Hampshire Business Finance Authority
(Obligor: Baldwin Senior Living)
10.000%, 04/01/2029	5,215,000	4,882,381
New York - 1.4%(1)
City of New York NY
(Obligor: City of New York)
3.600%, 04/01/2036	2,175,000	2,175,000
Pennsylvania - 1.3%(1)
Pennsylvania Economic Development Financing Authority
(Obligor: Earthcare Bethel LLC)
8.500%, 12/01/2039 (2)	2,025,000	2,026,883
Texas - 1.8%(1)
New Hope Cultural Education Facilities Finance Corp.
(Obligor: Bridgemoor Senior Living)
0.000%, 12/01/2053 (2)(4)(5)(7)	5,000,000	2,803,258
Wisconsin - 29.8%(1)
Public Finance Authority
(Obligor: Gardens of Social Circle — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	2,030,000	641,952
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	65,000	20,555
Public Finance Authority
(Obligor: Landings of Douglas — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,255,000	537,918
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	75,000	27,462
Public Finance Authority
(Obligor: Landings of Columbus — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,055,000	435,528
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
0.000%, 01/01/2024 (4)(5)(7)	80,000	33,026
Public Finance Authority
(Obligor: Landings of Gainesville — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,020,000	267,835
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	80,000	21,007
Public Finance Authority
(Obligor: Gardens of Waterford — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,185,000	433,899
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	75,000	32,146
Public Finance Authority
(Obligor: Gardens of Rome — Series C)
0.000%, 01/01/2024 (4)(5)(7)	1,630,000	909,535
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
0.000%, 01/01/2024 (4)(5)(7)	70,000	39,060
Public Finance Authority
(Obligor: Gardens of Savannah — Series C)
0.000%, 01/01/2024 (2)(4)(5)(7)	1,065,000	228,111
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
0.000%, 01/01/2024 (2)(4)(5)(7)	80,000	17,135
Public Finance Authority
(Obligor: Montage Living Obligation Group)
4.000%, 02/01/2024 (6)	10,980,000	9,909,450
Public Finance Authority
(Obligor: Montage Living Obligation Group)
4.000%, 02/01/2024 (6)	5,060,000	4,566,650
Public Finance Authority
(Obligor: Montage Living Obligation Group)
4.000%, 02/01/2024 (6)	5,520,000	4,981,800
Public Finance Authority
(Obligor: Gardens of Montgomery — Series A)
0.000%, 01/01/2029 (2)(4)(5)(7)	1,610,000	967,270
Public Finance Authority
(Obligor: Gardens of Montgomery — Series B)
0.000%, 01/01/2029 (2)(4)(5)(7)	29,000	17,423
Public Finance Authority
(Obligor: Landings of Montgomery — Series C)
0.000%, 01/01/2029 (2)(4)(5)(7)	1,955,000	1,174,542
Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
0.000%, 01/01/2029 (2)(4)(5)(7)	65,000	39,051
Public Finance Authority
(Obligor: Vonore Fiber Products LLC)
10.000%, 01/01/2029 (2)(3)	10,520,000	10,519,474
Public Finance Authority
(Obligor: St. James Christian Academy)
8.750%, 10/01/2029 (2)	4,560,000	4,560,000
Public Finance Authority
(Obligor: St. James Christian Academy)
12.000%, 10/01/2029 (2)	400,000	400,000
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031	2,937,000	2,737,636
Public Finance Authority
(Obligor: Telra Institute)
7.700%, 09/01/2031 (2)	468,000	431,634
Public Finance Authority
(Obligor: Aspire Trade High School)
7.625%, 12/01/2057 (2)	2,352,000	2,206,809
		46,156,908
Total Municipal Bonds
(Cost $147,839,829)		127,647,714

Private Loans - 1.1%(1)
CHAMP. DAVIE H.S.
0.000%, 04/01/2023 (4)(5)(7)	500,000	288,429
Regional Housing & Community Note
7.500%, 01/07/2023 (7)	1,476,000	1,476,000
Total Private Loans
(Cost $1,976,000)		1,764,429

Short Term Investments - 7.5%(1)
Illinois - 0.1%(1)
University of Illinois
Weekly VRDN and Put,
3.630%, 10/01/2026 (3)	100,000	100,000
New York - 0.1%(1)
New York City Housing Development Corp.
(Obligor: Royal Properties - Series A)
Weekly VRDN and Put,
3.630%, 04/15/2035 (3)	200,000	200,000
Texas - 0.8%(1)
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: CHRISTUS Health Obligated Group)
Weekly VRDN and Put,
3.730%, 07/01/2047 (3)	1,220,000	1,220,000
Virginia - 0.1%(1)
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put,
3.670%, 02/15/2038 (3)	150,000	150,000

Money Market Fund - 6.4%(1)
First American Government Obligations Fund Class X, 4.099% (8)	9,878,361	9,878,361
Total Short Term Investments
(Cost $11,548,361)		11,548,361

Total Investments - 98.5%(1)
(Cost $173,325,400)		152,574,540
Other Assets in Excess of Liabilities, Net - 1.5% (1)		2,248,751
Total Net Assets - 100.0%(1)		$154,823,291

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
With the exception of securities in default or forbearance, these securities are determined to be liquid by the Adviser. As of December 31, 2022, the value of these investments were $95,349,875 or 61.6% of total net assets.

(3)
Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of December 31, 2022.

(4)	Non-income producing security.
(5)	Security in default at December 31, 2022, the value of these investments were $19,674,281 or 12.7% of total net assets.
(6)	Security in forebearance at December 31, 2022.
(7)	Value determined using significant unobservable inputs. See Note 2 to the September 30, 2022 financial statements for further disclosure.
(8)	Seven-day yield as of December 31, 2022.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Notes	$-	$3,701,601	$-	$3,701,601
Mortgage Backed Securities	-	7,912,435	-	7,912,435
Municipal Bonds	4,102,528	104,159,334	19,385,852	127,647,714
Private Loans	-	-	1,764,429	1,764,429
Short Term Investments	9,878,361	1,670,000	-	11,548,361
Total Investments	$13,980,889	$117,443,370	$21,150,281	$152,574,540

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2022, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.